SEGMENT INFORMATION - Additional Information (Details) - Credit Concentration Risk [Member] - Accounts Receivable [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Customer A [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	98.00%	73.00%
Customer B [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage		23.00%